SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 357
Changes in other comprehensive loss before reclassifications	4,462
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	2,275	$ (126)	$ 1,737
Balance	2,632	357
Unrealized gain (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	15
Changes in other comprehensive loss before reclassifications	18
Amounts reclassified from accumulated other comprehensive loss to:
Balance		15
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	342
Changes in other comprehensive loss before reclassifications	4,444
Amounts reclassified from accumulated other comprehensive loss to:
Balance		$ 342
Cost of revenues [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(376)
Cost of revenues [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Cost of revenues [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(376)
Research and development [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(874)
Research and development [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Research and development [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(874)
Sales and marketing [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(507)
Sales and marketing [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
Sales and marketing [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(507)
General and administrative [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(430)
General and administrative [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	0
General and administrative [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Amounts reclassified from accumulated other comprehensive loss	(430)
Operating expenses [Member] | Unrealized gains (losses) on cash flow hedges [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	2,257
Balance	2,599
Financial income, net [Member] | Unrealized gain (losses) on marketable securities [Member]
Amounts reclassified from accumulated other comprehensive loss to:
Net current-period other comprehensive loss	18
Balance	$ 33